Employee compensation	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Employee compensation	Employee compensationThe total employee compensation comprising salaries and benefits for the three and six months ended June 30, 2022 was $22,714 and $44,589, respectively (2021 - $18,026 and $32,966).
Employee compensation costs were included in the following expenses for the three and six months ended June 30:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	$	$	$	$
Cost of revenue	4,117	3,167	8,276	5,952
General and administrative	3,381	2,836	6,746	5,131
Sales and marketing	10,406	7,800	20,113	14,378
Research and development	4,810	4,223	9,454	7,505
	22,714	18,026	44,589	32,966